Taxes (Details)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Taxes [Line Items]
Statutory income tax rate	21.00%	21.00%
State tax rate	8.84%	8.80%
Valuation allowance
Tax benefit percentage	50.00%
USA [Member]
Taxes [Line Items]
Statutory income tax rate	21.00%
Valuation allowance	100.00%